Note 7 - Subordinated Notes Payable (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031. The fixed rate applies only until May 1, 2026, at which point the obligation converted to a floating rate based on a CORRA-derived reference rate plus 3.61% payable quarterly in arrears. Subsequent to April 30, 2026, the notes became redeemable by the Bank, subject to regulatory approval.	$100,688	$103,516	$101,844

	$100,688	$103,516	$101,844